Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2022	2021

Cash and bank deposits	57,509	88,487
Cash equivalents	1,035,573	660,075
Cash and cash equivalents	1,093,082	748,562